STOCKHOLDERS' EQUITY - Schedule of valuation assumptions used for options (Details) - Options [Member]	1 Months Ended	12 Months Ended
	Jun. 25, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	75.91%
Expected term (years)	3 years 4 months 20 days
Risk-free interest rate	4.12%	2.57%
Dividend yield	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility		77.25%
Expected term (years)		2 years 6 months 25 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility		77.97%
Expected term (years)		2 years 7 months 20 days